Leases - Summary of payment term of future minimum lease payments under capital leases (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Leases [Abstract]
Minimum lease payments, Total	¥ 42,197
Minimum lease payments, Less than 1 year	3,862
Minimum lease payments, 1 to 2 years	3,953
Minimum lease payments, 2 to 3 years	3,945
Minimum lease payments, 3 to 4 years	3,818
Minimum lease payments, 4 to 5 years	3,782
Minimum lease payments, More than 5 years	¥ 22,837